Offsetting financial assets and liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Text block 1 [Abstract]
Disclosure of Offsetting Financial Assets And Financial Liabilities

	Yen in millions
	March 31, 2025
	Gross amounts of recognized financial assets and financial liabilities	Amounts not offset		Net amount
		Financial instruments	Collateral of financial instruments
Other financial assets Derivatives	483,378	(131,836)	(67,495)	284,046
Other financial liabilities Derivatives	319,881	(131,836)	(73,689)	114,356

	Yen in millions
	March 31, 2026
	Gross amounts of recognized financial assets and financial liabilities	Amounts not offset		Net amount
		Financial instruments	Collateral of financial instruments
Other financial assets Derivatives	479,447	(138,762)	(63,177)	277,508
Other financial liabilities Derivatives	357,955	(138,762)	(23,138)	196,055